Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Capital commitments		$ 171,853,982	$ 122,786,729	$ 140,487,849
Chile operating segment [Member]
Statement [Line Items]
Capital commitments		94,336,053	74,932,872	69,394,303
International Business operating segment [Member]
Statement [Line Items]
Capital commitments		63,288,453	31,573,930	38,524,717
Wines operating segment [Member]
Statement [Line Items]
Capital commitments		8,977,284	13,214,298	22,020,111
Other [Member]
Statement [Line Items]
Capital commitments	[1]	$ 5,252,192	$ 3,065,629	$ 10,548,718

[1]	Others include the capital investments corresponding to the Corporate Support Units.